Average Annual Total Returns - Advisor - Harding Loevner Global Equity Portfolio	Advisor Class 1-Year	Advisor Class 5-Year	Advisor Class 10-Year	Advisor Class Return After Taxes on Distributions 1-Year		Advisor Class Return After Taxes on Distributions 5-Year		Advisor Class Return After Taxes on Distributions 10-Year		Advisor Class Return After Taxes on Distributions and Sale of Fund Shares 1-Year		Advisor Class Return After Taxes on Distributions and Sale of Fund Shares 5-Year		Advisor Class Return After Taxes on Distributions and Sale of Fund Shares 10-Year		MSCI ALL COUNTRY WORLD (NET) INDEX (reflects no deduction for fees, expenses, or U.S. taxes) 1-Year	MSCI ALL COUNTRY WORLD (NET) INDEX (reflects no deduction for fees, expenses, or U.S. taxes) 5-Year	MSCI ALL COUNTRY WORLD (NET) INDEX (reflects no deduction for fees, expenses, or U.S. taxes) 10-Year
Total	29.60%	15.77%	11.06%	27.85%	[1]	14.06%	[1]	10.02%	[1]	18.63%	[1]	12.30%	[1]	8.88%	[1]	16.26%	12.26%	9.13%

[1]	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.